Other Income and Expenses (Details) - Schedule of other income and expenses - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Income And Expenses Abstract
Fair value movement in the Convertible Notes and embedded derivative	£ 198,769
Fair value movement in the warrants	47,097	26,671
Foreign exchange movements	(51,630)
IFRS 2 expense on the Transaction (non-cash)		(240,810)
Total other income and expenses	£ 194,236	£ (214,140)